Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt	$ 251,539	$ 258,084
Commercial paper, credit facility draws and related fees	134,678	46,466
Accretion of fair value adjustments	(23,834)	(16,547)
Capitalized interest and AFUDC capitalized on regulated property	(14,679)	(10,802)
Other	5,952	1,373
Interest expense	$ 353,656	$ 278,574